Related-party transactions - Liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Banco Santander, S.A. (Spain) | Trading derivative liabilities
Related-party transactions
Financial liabilities at fair value through profit or loss	$ 64,582	$ 111,873
Banco Santander, S.A. (Spain) | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	15,535	1,447
Banco Santander, S.A. (Spain) | Subordinated liabilities
Related-party transactions
Financial liabilities at amortised cost	43,693
Banco Santander, S.A. (Spain) | Marketable debt securities
Related-party transactions
Financial liabilities at amortised cost	1,011	978
Banco Santander, S.A. (Spain) | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	1,924	717
Casa de Bolsa Santander, S.A. de C.V. | Customer deposits - Repurchase agreements
Related-party transactions
Financial liabilities at fair value through profit or loss	2,773	4,065
Casa de Bolsa Santander, S.A. de C.V. | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost		39
Banco S3 Mexico, SA, Institucion de Banca Multiple
Related-party transactions
Other liabilities		1
Banco S3 Mexico, SA, Institucion de Banca Multiple | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	7	394
Santander Bank, National Association [Member] | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost		63
Grupo Financiero Santander Mexico, S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost		55
Banco Santander (Brasil), S. A
Related-party transactions
Other liabilities	77
Banco Santander (Brasil), S. A | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	82	107
Operadora de Carteras Gamma, S.A.P.I. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	148	99
Santander Global Facilities, S.A. de C.V.
Related-party transactions
Other liabilities	18
Santander Global Facilities, S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	1,780	1,475
Santander Global Facilities, S.A. de C.V. | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	335	542
Servicios de Cobranza, Recuperacion y Seguimiento, S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	110	26
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Other liabilities	972	1,185
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	517	323
Santander Capital Structuring S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	238	632
Decarome, S.A.P.I. de C.V | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	70
Gesban Mexico Servicios Administrativos Globales, S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	56
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Other liabilities	35	13
Other related parties
Related-party transactions
Other liabilities	50	82
Other related parties | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	5,383	6,187
Other related parties | Customer deposits - Repurchase agreements
Related-party transactions
Financial liabilities at fair value through profit or loss		53
Other related parties | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost		16
Other related parties | Marketable debt securities
Related-party transactions
Financial liabilities at amortised cost	27	73
Other related parties | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	13	46
Bank's directors and senior managers | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	$ 5,093	$ 5,883